Balance Sheets (Parenthetical) - $ / shares	May. 31, 2015	Nov. 30, 2014	Nov. 30, 2013
Statement of Financial Position [Abstract]
Common Stock, Par Value	$ 0.001	$ .001	$ 0.001
Common Stock, Shares Authorized	150,000,000	150,000,000	150,000,000
Common Stock, Shares Issued	52,149,264	50,110,064	47,300,000
Common Stock, Shares Outstanding	52,149,264	50,110,064	47,300,000